Parent Company Financials Statement of Cash Flows (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings (loss)	$ 419	$ 612	$ 379
Equity in earnings (loss) of unconsolidated affiliates	26	(10)	(10)
Gain (Loss) on Sale of Other Assets	(12)	3	(11)
Stock-based compensation cost	35	27	27
Excess Tax Benefit from Share-based Compensation, Operating Activities	(17)	(31)	(6)
Increase Decrease in Change in Income Taxes	(62)	146	150
Increase (Decrease) in Prepaid Expense and Other Assets	(3)	49	(5)
Increase Decrease in Accounts Payable Accrued Liabilities Deferred Revenue and Other	(1)	63	(66)
Net cash provided by operating activities	484	620	110
Payments for (Proceeds from) Short-term Investments	(36)	12	(78)
Payments for (Proceeds from) Other Investing Activities	4	(3)	4
Proceeds from Sale of Equity Method Investments	0	0	32
Net cash provided by (used in) investing activities	60	310	(164)
Proceeds from Issuance or Sale of Equity	511
Borrowings	341	679	500
Repayments of Long-term Debt	359	557	516
Payments of Debt Issuance Costs	16	8	8
Payments of Dividends, Common Stock	153	128	105
Payments for Repurchase of Common Stock	34	38	86
Exercise of stock options	61	91	8
Tax benefit associated with the exercise of stock options	17	31	6
Net cash used in financing activities	340	52	(205)
Net decrease in cash and cash equivalents, excluding pledged cash related to secured trust deposits	764	362	69
Cash and cash equivalents excluding pledged cash related to secured trust deposits	1,630	866	504	435
Parent Company
Net earnings (loss)	419	612	379
Equity in earnings (loss) of unconsolidated affiliates	(553)	(692)	(453)
Gain (Loss) on Sale of Other Assets	1	6	0
Stock-based compensation cost	30	23	27
Excess Tax Benefit from Share-based Compensation, Operating Activities	(17)	(31)	(6)
Increase Decrease in Change in Income Taxes	(96)	172	142
Increase (Decrease) in Prepaid Expense and Other Assets	(29)	4	38
Increase Decrease in Accounts Payable Accrued Liabilities Deferred Revenue and Other	101	25	(18)
Net cash provided by operating activities	(144)	119	109
Payments for (Proceeds from) Investments	0	(7)	6
Payments to Acquire Notes Receivable	30	(93)
Proceeds from Divestiture of Interest in Consolidated Subsidiaries			0
Payments for (Proceeds from) Other Investing Activities	0	0	2
Proceeds from Sale of Equity Method Investments			32
Net cash provided by (used in) investing activities	(22)	202	(24)
Proceeds from Issuance or Sale of Equity	511
Borrowings	0	548	500
Equity offering	0	(6)
Repayments of Long-term Debt	7	494	516
Payments of Debt Issuance Costs	16	8	8
Payments of Dividends, Common Stock	153	128	105
Payments for Repurchase of Common Stock	34	38	86
Exercise of stock options	60	91	8
Tax benefit associated with the exercise of stock options	17	31	6
Payments for (Proceeds from) Businesses and Interest in Affiliates	(571)	(294)	(65)
Net cash used in financing activities	949	290	(136)
Net decrease in cash and cash equivalents, excluding pledged cash related to secured trust deposits	(783)	207		(3)
Cash and cash equivalents excluding pledged cash related to secured trust deposits	1,105	322		115
Payments to Acquire Interest in Subsidiaries and Affiliates	$ (8)	$ (116)